Business Acquisitions and Dispositions (Business Dispositions) (Details)	12 Months Ended				1 Months Ended		12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 Padoma USD ($)	Jun. 30, 2009 MIBRAG USD ($)	Jun. 30, 2009 MIBRAG EUR (€)	Dec. 31, 2009 MIBRAG USD ($)	Jun. 10, 2009 MIBRAG facility	Jan. 18, 2012 Discontinued Operation or Asset Disposal [Member] NRG Solar AC Holdings LLC [Member]	Jan. 18, 2012 Discontinued Operation or Asset Disposal [Member] Sale of Interest in Agua Caliente [Member]	Dec. 31, 2011 Lease Agreements [Member] USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Purchase price allocation, amortizable intangible assets											$ 0
Sale of noncontrolling interest (as a percent)									49.00%	49.00%
Gain on sale of other disposition	0	23,000,000	0	23,000,000
Ownership interest (as a percent)								50.00%
Power generation units								3
Proceeds from sale of ownership interest					284,000,000	203,000,000
After-tax gain on sale of ownership interest							128,000,000
Exchange loss on contract within other (loss)/income, net							$ 24,000,000